Share capital and share-based payments - (Detail Textuals)		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 11, 2018 shares	Sep. 18, 2019 shares	Nov. 30, 2018 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 $ / shares	Dec. 16, 2019 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 $ / shares	Oct. 10, 2019 $ / shares shares	Jun. 29, 2012 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $				$ 1,174,000			$ 1,542,000
NCIB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proposed to repurchase for cancellation of common shares	1,500,000
Percentage of issued and outstanding common shares in proposed repurchase for cancellation	0.92%
Shares purchased				2,012,654
Shares purchased, value | $				$ 2,844,000
Shares purchased book value | $				$ 2,481,000
TSX
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares repurchased through facilities of TSX						1,500,000
Maximum number of shares purchases daily			4,214
Percentage of shares of daily trading volume			25.00%
Number of shares of daily trading volume			16,858
Maximum annual aggregate limit of purchase shares	1,500,000
Automatic share purchase plan									250,000
Automatic share purchase plan price per share | $ / shares									$ 2.50
TSX | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares increase in repurchase for cancellation		1,500,000
TSX | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares increase in repurchase for cancellation		2,500,000
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current maximum number of common shares authorized										8,000,000
Number of RSU's granted under tranche two				1,356,418			679,627
Fair value of RSU's granted under tranche two | $ / shares					$ 1.91
Weighted average fair value of RSUs exercised under tranche two | $ / shares					2.62
Weighted average fair value of RSUs forfeited under tranche two | $ / shares					2.68			$ 1.52
Weighted average fair value of RSUs outstanding under tranche two | $ / shares					$ 2.34			$ 3.01